Related party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions
Related party transactions

26.  Related party transactions

As at December 31, 2025, the Company’s key shareholders are Andrey Fadeev owning 21.97% of the Company’s issued and outstanding shares, Boris Gertsovsky owning 15.08%, and Dmitrii Bukhman and Igor Bukhman, each owning 20.54%.

In 2024 an aggregate of 1,030,217 shares were acquired by the Company in the tender offer from one of the key shareholders of the Company and one of the key managers of the Group.

The transactions and balances with related parties are as follows:

(i)Directors and key management’s remuneration

The remuneration of Directors and other members of key management was as follows:

	2025	2024	2023
Directors' remuneration	1,058	1,420	1,803
-short-term employee benefits	758	920	1,538
-share-based payments	300	500	265
Other members of key management’s remuneration	1,870	1,455	1,867
-short-term employee benefits	1,617	885	802
-share-based payments	253	570	1,065
Total	2,928	2,875	3,670

(ii)Licensing revenue

	2025	2024	2023
Winchange Limited	—	51	—
Vistrex Limited	10	11	—
	10	62	—

As at December 31, 2024 and 2025 Winchange Ltd is a 100% subsidiary of Gamegears Ltd; the amount presented above represents the Licensing revenue before the acquisition.

(iii)Other operating income

	2025	2024	2023
Income from technical support services from Cubic Games Studio Ltd to Castcrown Ltd	—	—	2
Income from recharging of services from GDEV Inc. to Castcrown Ltd	66	—	—
	66	—	2

(iv)Interest income

	2025	2024	2023
Castcrown Ltd	22	70	198
MX Capital Ltd	—	—	1,198
	22	70	1,396

(v)Selling and marketing expense

	2025	2024	2023
Advertising services from Castcrown to GameGears Ltd	42	44	—
	42	44	—

(vi)Trade and other receivables

	December 31,	December 31,
	2025	2024
Receivable from Vistrex Ltd in GameGears Ltd	1	13
Receivable from Vistrex Ltd in Winchange Ltd	7	7
Receivable from Castcrown Ltd in GDEV Inc.	48	—
	56	20

(vii)   Loans receivable

	December 31,	December 31,
	2025	2024
Loan to Castcrown Ltd - net (Note 17)	1,331	80
	1,331	80

(viii)Trade and other payables

	December 31, 2025	December 31, 2024
Payable to Castcrown Ltd from GameGears Ltd	—	(46)
	—	(46)